FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Nov. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis

Description	Level	November 30, 2024	Level	November 30, 2023
Assets:
Investments held in Trust Account – U.S. Treasury Securities and Money Market Funds	1	$3,186,602	1	$30,604,459